Other liabilities	12 Months Ended
Dec. 31, 2023
Miscellaneous current liabilities [abstract]
Other liabilities [Text Block]

16. Other liabilities

	Dec. 31, 2023	Dec. 31, 2022

Unearned revenue	$616	$15,086
Environmental and other provisions (note 22)	22,292	24,091
Pension liability (note 23)	3,284	4,146
Other employee benefits (note 24)	3,843	3,483
	$30,035	$46,806